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                                  NATIONWIDE(R)

                                [LOGO] MULTi-FLEX(R)

                                     ANNUITY

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                               Semi-Annual Report

                                  June 30, 2003

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  Nationwide(R)                                         [LOGO] Nationwide(R)
   Multi-Flex                                         Nationwide is on your side
Variable Account                                            Columbus, Ohio

APO-724-6/03

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                              [LOGO] Nationwide(R)

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                    [PHOTO]

                               PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 2003 semi-annual report of the Nationwide Multi-Flex Variable Account.

Equity investments began showing new life during the first half of 2003 after a long and frustrating three year hiatus. All of the major U.S. stock indices registered double-digit gains during the most recent quarter and closed out the first six months of the year in solid positive territory. In addition, most of the major international markets also participated in this first-half equity rally. Fixed income investments held-up during the period, though not in as robust a fashion as earlier periods.

Recent economic statistics herald an encouraging outlook for the U.S. economy. Second quarter GDP growth came in at 2.4% and worker employment statistics show improvement. Interest rates continue at historic low levels and inflation remains at an almost nonexistent level. And, the fiscal stimulus of recent tax cuts has yet to be fully reflected in the economy. We believe this creates an environment for continued improvement in corporate earnings and the extension of a favorable investment climate for financial assets. Your Nationwide variable annuity or variable life contract well positions you to further participate in this improving investment outlook.

Thank you for choosing Nationwide; we sincerely appreciate the opportunity to help you meet your investment planning and retirement needs.


                              /s/ Joseph J. Gasper
                           ---------------------------
                           Joseph J. Gasper, President
                                August 12, 2003

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How to Read the Semi-Annual Report

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Multi-Flex Variable Account. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Semi-Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 6 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2003. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 19. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 8 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as related contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 16, provide further disclosures about the variable account and its underlying contract provisions.

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                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  June 30, 2003
                                   (UNAUDITED)

Assets:
   Investments at fair value:

      AIM VIF - Capital Appreciation Fund - Series I Shares (AIMCapAp)
         208,479 shares (cost $4,474,401) .....................................................   $  3,815,159

      AIM VIF - International Growth Fund - Series I Shares (AIMIntGr)
         36,435 shares (cost $556,215) ........................................................        490,785

      American Century VP - Balanced Fund - Class I (ACVPBal)
         832,610 shares (cost $5,504,585) .....................................................      5,153,857

      American Century VP - Capital Appreciation Fund - Class I (ACVPCapAp)
         2,068,818 shares (cost $16,926,576) ..................................................     13,012,862

      American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
         1,076,868 shares (cost $6,664,841) ...................................................      6,127,379

      Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
         1,320,946 shares (cost $35,197,550) ..................................................     27,528,510

      Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)
         2,649,893 shares (cost $77,849,267) ..................................................     65,982,337

      Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
         296,742 shares (cost $10,046,189) ....................................................      9,264,274

      Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (DryVIFDevLd)
         2,224,933 shares (cost $81,084,858) ..................................................     70,196,634

      Dreyfus VIF - Quality Bond Portfolio - Initial Shares (DryVIFQualBd)
         956,117 shares (cost $11,188,275) ....................................................     11,492,532

      Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FidVIPEI)
         4,041,384 shares (cost $90,845,595) ..................................................     79,574,854

      Fidelity(R) VIP - High Income Portfolio - Initial Class (FidVIPHI)
         2,689,079 shares (cost $17,542,940) ..................................................     17,210,103

      Franklin Templeton VIP - Templeton Foreign Securities Fund - Class I (FrVIPForSec)
         2,378,260 shares (cost $29,036,691) ..................................................     23,901,512

      Gartmore GVIT Federated High Income Bond Fund - Class I (GVITFHiInc)
         121,788 shares (cost $899,612) .......................................................        940,205

      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         4,766,967 shares (cost $55,848,997) ..................................................     59,110,394

      Gartmore GVIT Growth Fund - Class I (GVITGrowth)
         960,477 shares (cost $12,710,549) ....................................................      8,308,122

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

      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         19,677,560 shares (cost $19,677,560) .................................................     19,677,560

      Gartmore GVIT Nationwide(R) Fund: Class I (GVITNWFund)
         16,945,847 shares (cost $194,269,934) ................................................    153,529,375

      Janus AS - International Growth Portfolio - Institutional Shares (JanIntGr)
         593,876 shares (cost $13,352,277) ....................................................     10,838,234

      Neuberger Berman AMT - Balanced Portfolio(R) (NBAMTBal)
         2,385,846 shares (cost $22,747,188) ..................................................     20,112,679

      Strong Opportunity Fund II, Inc. (StOpp2)
         1,940,517 shares (cost $40,775,886) ..................................................     31,261,723
                                                                                                  ------------
         Total investments ....................................................................    637,529,090

   Accounts receivable ........................................................................          7,678
                                                                                                  ------------
         Total assets .........................................................................    637,536,768

Accounts payable ..............................................................................             --
                                                                                                  ------------

Contract owners' equity (note 4) ..............................................................   $637,536,768
                                                                                                  ============

See accompanying notes to financial statements.

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NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                        Total       AIMCapAp   AIMIntGr    ACVPBal
                                                     ------------   --------   --------   --------
Investment activity:
   Reinvested dividends ..........................   $  5,847,132         --         --    133,080
   Mortality and expense risk charges (note 2) ...     (3,795,867)   (21,922)    (2,833)   (30,945)
                                                     ------------   --------    -------   --------
      Net investment income (loss) ...............      2,051,265    (21,922)    (2,833)   102,135
                                                     ------------   --------    -------   --------

   Proceeds from mutual fund shares sold .........     36,492,358    460,672     30,451    358,421
   Cost of mutual fund shares sold ...............    (53,125,554)  (636,552)   (40,171)  (421,585)
                                                     ------------   --------    -------   --------
      Realized gain (loss) on investments ........    (16,633,196)  (175,880)    (9,720)   (63,164)
   Change in unrealized gain (loss)
      on investments .............................     69,035,739    551,295     45,402    393,864
                                                     ------------   --------    -------   --------
      Net gain (loss) on investments .............     52,402,543    375,415     35,682    330,700
                                                     ------------   --------    -------   --------
   Reinvested capital gains ......................         77,508         --         --         --
                                                     ------------   --------    -------   --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $ 54,531,316    353,493     32,849    432,835
                                                     ============   ========    =======   ========

                                                      ACVPCapAp   ACVPIncGr    DrySRGro     DryStkIx
                                                     ----------   ---------   ----------   ----------
Investment activity:
   Reinvested dividends ..........................           --      78,739        1,603      453,137
   Mortality and expense risk charges (note 2) ...      (78,214)    (35,179)    (161,223)    (381,527)
                                                     ----------    --------   ----------   ----------
      Net investment income (loss) ...............      (78,214)     43,560     (159,620)      71,610
                                                     ----------    --------   ----------   ----------
   Proceeds from mutual fund shares sold .........      887,641     500,808      991,533    2,528,845
   Cost of mutual fund shares sold ...............   (1,259,746)   (612,803)  (1,384,060)  (3,700,429)
                                                     ----------    --------   ----------   ----------
      Realized gain (loss) on investments ........     (372,105)   (111,995)    (392,527)  (1,171,584)
   Change in unrealized gain (loss)
      on investments .............................    1,149,641     687,951    2,963,111    7,545,344
                                                     ----------    --------   ----------   ----------
      Net gain (loss) on investments .............      777,536     575,956    2,570,584    6,373,760
                                                     ----------    --------   ----------   ----------
   Reinvested capital gains ......................           --          --           --           --
                                                     ----------    --------   ----------   ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................      699,322     619,516    2,410,964    6,445,370
                                                     ==========    ========   ==========   ==========

                                                     DryVIFApp   DryVIFDevLd   DryVIFQualBd    FidVIPEI
                                                     ---------   -----------   ------------   ----------
Investment activity:
   Reinvested dividends ..........................   $   1,866           --       186,198      1,417,884
   Mortality and expense risk charges (note 2) ...     (53,060)    (402,839)      (69,189)      (461,837)
                                                     ---------   ----------      --------     ----------
      Net investment income (loss) ...............     (51,194)    (402,839)      117,009        956,047
                                                     ---------   ----------      --------     ----------

   Proceeds from mutual fund shares sold .........     348,287    2,088,984       521,903      2,987,692
   Cost of mutual fund shares sold ...............    (414,873)  (2,690,056)     (526,451)    (3,780,152)
                                                     ---------   ----------      --------     ----------
      Realized gain (loss) on investments ........     (66,586)    (601,072)       (4,548)      (792,460)
   Change in unrealized gain (loss)
      on investments .............................     785,757    7,600,282       351,417      7,038,771
                                                     ---------   ----------      --------     ----------
      Net gain (loss) on investments .............     719,171    6,999,210       346,869      6,246,311
                                                     ---------   ----------      --------     ----------
   Reinvested capital gains ......................          --           --            --             --
                                                     ---------   ----------      --------     ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $ 667,977    6,596,371       463,878      7,202,358
                                                     =========   ==========      ========     ==========

                                                      FidVIPHI   FrVIPForSec   GVITFHiInc    GVITGvtBd
                                                     ---------   -----------   ----------   ----------
Investment activity:
   Reinvested dividends ..........................   1,178,553      458,844       28,628     1,175,272
   Mortality and expense risk charges (note 2) ...     (98,964)    (138,239)      (4,776)     (382,119)
                                                     ---------    ---------     --------    ----------
      Net investment income (loss) ...............   1,079,589      320,605       23,852       793,153
                                                     ---------    ---------     --------    ----------

   Proceeds from mutual fund shares sold .........     444,769      651,097      208,116     4,706,632
   Cost of mutual fund shares sold ...............    (496,670)    (856,694)    (215,762)   (4,383,888)
                                                     ---------    ---------     --------    ----------
      Realized gain (loss) on investments ........     (51,901)    (205,597)      (7,646)      322,744
   Change in unrealized gain (loss)
      on investments .............................   1,401,427    1,451,374       76,041       282,290
                                                     ---------    ---------     --------    ----------
      Net gain (loss) on investments .............   1,349,526    1,245,777       68,395       605,034
                                                     ---------    ---------     --------    ----------
   Reinvested capital gains ......................          --           --           --        77,508
                                                     ---------    ---------     --------    ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   2,429,115    1,566,382       92,247     1,475,695
                                                     =========    =========     ========    ==========

                                       8

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NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                      GVITGrowth    GVITMyMkt    GVITNWFund    JanIntGr     NBAMTBal      StOpp2
                                                     -----------   ----------   -----------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends ..........................   $       283       79,544       549,284      104,217           --           --
   Mortality and expense risk charges (note 2) ...       (50,076)    (136,947)     (926,001)     (63,672)    (122,483)    (173,822)
                                                     -----------   ----------   -----------   ----------   ----------   ----------
      Net investment income (loss) ...............       (49,793)     (57,403)     (376,717)      40,545     (122,483)    (173,822)
                                                     -----------   ----------   -----------   ----------   ----------   ----------

   Proceeds from mutual fund shares sold .........       784,948    5,475,686     9,553,725      791,235    1,099,485    1,071,428
   Cost of mutual fund shares sold ...............    (2,457,411)  (5,475,686)  (19,656,523)  (1,095,804)  (1,348,652)  (1,671,586)
                                                     -----------   ----------   -----------   ----------   ----------   ----------
      Realized gain (loss) on investments ........    (1,672,463)          --   (10,102,798)    (304,569)    (249,167)    (600,158)
   Change in unrealized gain (loss)
      on investments .............................     2,768,850           --    26,433,534      841,886    1,735,513    4,931,989
                                                     -----------   ----------   -----------   ----------   ----------   ----------
      Net gain (loss) on investments .............     1,096,387           --    16,330,736      537,317    1,486,346    4,331,831
                                                     -----------   ----------   -----------   ----------   ----------   ----------
   Reinvested capital gains ......................            --           --            --           --           --           --
                                                     -----------   ----------   -----------   ----------   ----------   ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $ 1,046,594      (57,403)   15,954,019      577,862    1,363,863    4,158,009
                                                     ===========   ==========   ===========   ==========   ==========   ==========

See accompanying notes to financial statements.

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                                       9

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NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                           Total                    AIMCapAp
                                                --------------------------   ----------------------
                                                    2003          2002          2003        2002
                                                ------------   -----------   ---------   ----------
Investment activity:
   Net investment income (loss) .............   $  2,051,265     2,447,084     (21,922)     (29,832)
   Realized gain (loss) on investments ......    (16,633,196)  (12,815,338)   (175,880)     (56,831)
   Change in unrealized gain (loss)
      on investments ........................     69,035,739   (49,638,547)    551,295     (652,771)
   Reinvested capital gains .................         77,508     2,175,722          --           --
                                                ------------   -----------   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     54,531,316   (57,831,079)    353,493     (739,434)
                                                ------------   -----------   ---------   ----------

Equity transactions:
   Purchase payments received from
      contract owners .......................     23,099,812    29,425,464     228,248      366,478
   Transfers between funds
      (including fixed account), net
      (note 3) ..............................     (6,862,736)   (4,320,614)    (82,420)    (284,521)
   Redemptions ..............................    (32,425,637)  (50,641,240)   (170,795)    (342,001)
   Annuity benefits .........................        (30,943)      (47,266)         --           --
   Annual contract maintenance charges
      (note 2) ..............................       (686,248)     (806,483)     (4,074)      (5,250)
   Contingent deferred sales charges
      (note 2) ..............................       (234,429)     (444,382)     (1,368)      (3,976)
   Adjustments to maintain reserves .........        (36,821)          674      (2,641)      (1,709)
                                                ------------   -----------   ---------   ----------
          Net equity transactions ...........    (17,177,002)  (26,833,847)    (33,050)    (270,979)
                                                ------------   -----------   ---------   ----------

Net change in contract owners' equity .......     37,354,314   (84,664,926)    320,443   (1,010,413)
Contract owners' equity beginning
   of period ................................    600,182,454   794,566,778   3,493,866    5,241,010
                                                ------------   -----------   ---------   ----------
Contract owners' equity end of period .......   $637,536,768   709,901,852   3,814,309    4,230,597
                                                ============   ===========   =========   ==========

CHANGES IN UNITS:
   Beginning units ..........................     28,532,230    30,923,210     440,037      493,053
                                                ------------   -----------   ---------   ----------
   Units purchased ..........................      1,638,421     3,338,224      47,200       36,788
   Units redeemed ...........................     (2,188,318)   (7,903,083)    (52,808)     (62,891)
                                                ------------   -----------   ---------   ----------
   Ending units .............................     27,982,333    26,358,351     434,429      466,950
                                                ============   ===========   =========   ==========

                                                     AIMIntGr               ACVPBal
                                                -----------------   ---------------------
                                                  2003     2002        2003       2002
                                                -------   -------   ---------   ---------
Investment activity:
   Net investment income (loss) .............    (2,833)   (3,544)    102,135     110,109
   Realized gain (loss) on investments ......    (9,720)   (8,256)    (63,164)    (49,970)
   Change in unrealized gain (loss)
      on investments ........................    45,402    11,924     393,864    (447,386)
   Reinvested capital gains .................        --        --          --          --
                                                -------   -------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................    32,849       124     432,835    (387,247)
                                                -------   -------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners .......................    31,985    44,087     135,675     156,463
   Transfers between funds
      (including fixed account), net
      (note 3) ..............................   (16,060)  (15,742)    142,204      70,672
   Redemptions ..............................   (12,473)  (54,774)   (295,847)   (379,024)
   Annuity benefits .........................        --        --          --          --
   Annual contract maintenance charges
      (note 2) ..............................      (500)     (599)     (4,744)     (5,132)
   Contingent deferred sales charges
      (note 2) ..............................       (84)     (537)     (1,069)     (3,671)
   Adjustments to maintain reserves .........      (233)      195         977       1,355
                                                -------   -------   ---------   ---------
          Net equity transactions ...........     2,635   (27,370)    (22,804)   (159,337)
                                                -------   -------   ---------   ---------

Net change in contract owners' equity .......    35,484   (27,246)    410,031    (546,584)
Contract owners' equity beginning
   of period ................................   455,030   614,611   4,745,170   5,869,743
                                                -------   -------   ---------   ---------
Contract owners' equity end of period .......   490,514   587,365   5,155,201   5,323,159
                                                =======   =======   =========   =========

CHANGES IN UNITS:
   Beginning units ..........................    57,671    64,827     549,245     606,540
                                                -------   -------   ---------   ---------
   Units purchased ..........................       569     4,787      20,770      25,313
   Units redeemed ...........................      (191)   (7,656)    (22,670)    (42,241)
                                                -------   -------   ---------   ---------
   Ending units .............................    58,049    61,958     547,345     589,612
                                                =======   =======   =========   =========

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                        ACVPCapAp                ACVPIncGr
                                                ------------------------   ---------------------
                                                    2003         2002         2003        2002
                                                -----------   ----------   ---------   ---------
Investment activity:
   Net investment income (loss) .............   $   (78,214)    (112,628)     43,560      26,120
   Realized gain (loss) on investments ......      (372,105)  (1,719,056)   (111,995)     (8,778)
   Change in unrealized gain (loss)
      on investments ........................     1,149,641      (78,401)    687,951    (823,617)
   Reinvested capital gains .................            --           --          --          --
                                                -----------   ----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................       699,322   (1,910,085)    619,516    (806,275)
                                                -----------   ----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners .......................       398,371      536,664     307,681     449,201
   Transfers between funds
      (including fixed account), net
      (note 3) ..............................      (213,818)    (293,509)    (26,690)   (149,481)
   Redemptions ..............................      (538,371)  (1,747,421)   (355,529)   (394,392)
   Annuity benefits .........................          (882)      (1,179)         --          --
   Annual contract maintenance charges
      (note 2) ..............................       (15,527)     (20,081)     (6,432)     (7,441)
   Contingent deferred sales charges
      (note 2) ..............................        (3,154)     (14,645)     (3,259)     (5,252)
   Adjustments to maintain reserves .........        (1,378)       2,490         431      (1,395)
                                                -----------   ----------   ---------   ---------
         Net equity transactions ............      (374,759)  (1,537,681)    (83,798)   (108,760)
                                                -----------   ----------   ---------   ---------

Net change in contract owners' equity .......       324,563   (3,447,766)    535,718    (915,035)
Contract owners' equity beginning
   of period ................................    12,687,118   19,096,963   5,593,742   7,507,409
                                                -----------   ----------   ---------   ---------
Contract owners' equity end of period .......   $13,011,681   15,649,197   6,129,460   6,592,374
                                                ===========   ==========   =========   =========
CHANGES IN UNITS:
   Beginning units ..........................       917,124    1,073,719     580,265     619,930
                                                -----------   ----------   ---------   ---------
   Units purchased ..........................        33,996       32,413      37,121      42,516
   Units redeemed ...........................       (61,471)    (120,919)    (46,139)    (51,477)
                                                -----------   ----------   ---------   ---------
   Ending units .............................       889,649      985,213     571,247     610,969
                                                ===========   ==========   =========   =========

                                                       DrySRGro                   DryStkIx
                                                -----------------------   ------------------------
                                                   2003         2002         2003         2002
                                                ----------   ----------   ----------   -----------
Investment activity:
   Net investment income (loss) .............     (159,620)    (227,906)      71,610       (17,420)
   Realized gain (loss) on investments ......     (392,527)    (166,670)  (1,171,584)     (344,381)
   Change in unrealized gain (loss)
      on investments ........................    2,963,111   (6,540,509)   7,545,344   (10,988,323)
   Reinvested capital gains .................           --           --           --            --
                                                ----------   ----------   ----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................    2,410,964   (6,935,085)   6,445,370   (11,350,124)
                                                ----------   ----------   ----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners .......................    1,669,045    2,372,209    3,202,609     4,137,638
   Transfers between funds
      (including fixed account), net
      (note 3) ..............................     (873,600)  (1,654,909)    (828,350)     (699,219)
   Redemptions ..............................   (1,082,396)  (2,163,363)  (2,768,728)   (4,863,843)
   Annuity benefits .........................           --           --           --        (2,135)
   Annual contract maintenance charges
      (note 2) ..............................      (34,414)     (43,984)     (69,913)      (83,198)
   Contingent deferred sales charges
      (note 2) ..............................      (11,377)     (28,458)     (26,384)      (49,883)
   Adjustments to maintain reserves .........       (2,337)         877       (8,443)      (12,369)
                                                ----------   ----------   ----------   -----------
         Net equity transactions ............     (335,079)  (1,517,628)    (499,209)   (1,573,009)
                                                ----------   ----------   ----------   -----------

Net change in contract owners' equity .......    2,075,885   (8,452,713)   5,946,161   (12,923,133)
Contract owners' equity beginning
   of period ................................   25,445,360   40,287,346   60,025,679    82,998,865
                                                ----------   ----------   ----------   -----------
Contract owners' equity end of period .......   27,521,245   31,834,633   65,971,840    70,075,732
                                                ==========   ==========   ==========   ===========

CHANGES IN UNITS:
   Beginning units ..........................    1,631,110    1,810,739    3,057,838     3,239,607
                                                ----------   ----------   ----------   -----------
   Units purchased ..........................      119,788      119,844       33,482       183,824
   Units redeemed ...........................     (140,531)    (192,884)     (60,982)     (246,904)
                                                ----------   ----------   ----------   -----------
   Ending units .............................    1,610,367    1,737,699    3,030,337     3,176,527
                                                ==========   ==========   ==========   ===========

                                                                     (Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                       DryVIFApp                DryVIFDevLd
                                                ----------------------   -----------------------
                                                   2003        2002         2003         2002
                                                ----------   ---------   ----------   ----------
Investment activity:
   Net investment income (loss) .............   $  (51,194)    (60,270)    (402,839)    (504,563)
   Realized gain (loss) on investments ......      (66,586)      2,976     (601,072)     (78,003)
   Change in unrealized gain (loss)
      on investments ........................      785,757    (881,812)   7,600,282   (2,315,793)
   Reinvested capital gains .................           --          --           --           --
                                                ----------   ---------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................      667,977    (939,106)   6,596,371   (2,898,359)
                                                ----------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners .......................      554,546     724,770    3,205,986    4,059,480
   Transfers between funds
      (including fixed account), net
      (note 3) ..............................       98,921     305,135   (1,121,018)    (368,941)
   Redemptions ..............................     (436,371)   (549,238)  (2,803,096)  (4,421,140)
   Annuity benefits .........................           --          --           --           --
   Annual contract maintenance charges
      (note 2) ..............................       (9,646)    (10,701)     (88,092)    (108,289)
   Contingent deferred sales charges
      (note 2) ..............................       (4,935)     (6,263)     (32,730)     (67,440)
   Adjustments to maintain reserves .........        3,834      (3,594)      12,976         (606)
                                                ----------   ---------   ----------   ----------
         Net equity transactions ............      206,349     460,109     (825,974)    (906,936)
                                                ----------   ---------   ----------   ----------

Net change in contract owners' equity .......      874,326    (478,997)   5,770,397   (3,805,295)
Contract owners' equity beginning
   of period ................................    8,393,575   9,833,648   64,427,712   84,836,802
                                                ----------   ---------   ----------   ----------
Contract owners' equity end of period .......   $9,267,901   9,354,651   70,198,109   81,031,507
                                                ==========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ..........................      803,212     773,509    3,828,140    4,022,943
                                                ----------   ---------   ----------   ----------
   Units purchased ..........................       26,724      51,007      222,304      228,114
   Units redeemed ...........................       (7,582)    (13,186)    (272,289)    (269,165)
                                                ----------   ---------   ----------   ----------
   Ending units .............................      822,354     811,330    3,778,155    3,981,892
                                                ==========   =========   ==========   ==========

                                                      DryVIFQualBd               FidVIPEI
                                                -----------------------   -----------------------
                                                   2003         2002         2003         2002
                                                ----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) .............      117,009      150,947      956,047      953,412
   Realized gain (loss) on investments ......       (4,548)     (16,668)    (792,460)    (105,823)
   Change in unrealized gain (loss)
      on investments ........................      351,417       30,869    7,038,771   (9,467,716)
   Reinvested capital gains .................           --           --           --    2,121,066
                                                ----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................      463,878      165,148    7,202,358   (6,499,061)
                                                ----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners .......................      508,907      481,194    3,024,225    3,853,515
   Transfers between funds
      (including fixed account), net
      (note 3) ..............................      387,134      989,151   (1,188,114)    (306,601)
   Redemptions ..............................     (518,001)    (569,621)  (3,539,923)  (6,498,559)
   Annuity benefits .........................           --           --       (1,086)      (2,117)
   Annual contract maintenance charges
      (note 2) ..............................      (10,950)     (10,111)     (81,048)     (98,264)
   Contingent deferred sales charges
      (note 2) ..............................       (6,522)      (5,099)     (33,518)     (56,409)
   Adjustments to maintain reserves .........        2,251          119      (11,898)      12,426
                                                ----------   ----------   ----------   ----------
         Net equity transactions ............      362,819      885,633   (1,831,362)  (3,096,009)
                                                ----------   ----------   ----------   ----------

Net change in contract owners' equity .......      826,697    1,050,781    5,370,996   (9,595,070)
Contract owners' equity beginning
   of period ................................   10,669,055    9,390,175   74,203,018   99,179,105
                                                ----------   ----------   ----------   ----------
Contract owners' equity end of period .......   11,495,752   10,440,956   79,574,014   89,584,035
                                                ==========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ..........................      730,758      684,297    3,792,985    4,156,274
                                                ----------   ----------   ----------   ----------
   Units purchased ..........................       33,515       81,388      179,748      172,273
   Units redeemed ...........................       (8,966)     (17,766)    (274,026)    (302,970)
                                                ----------   ----------   ----------   ----------
   Ending units .............................      755,307      747,919    3,698,707    4,025,577
                                                ==========   ==========   ==========   ==========

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                        FidVIPHI                 FrVIPForSec
                                                ------------------------   -----------------------
                                                   2003          2002         2003         2002
                                                -----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) .............   $ 1,079,589    1,491,955      320,605      291,117
   Realized gain (loss) on investments ......       (51,901)     (82,543)    (205,597)     (34,793)
   Change in unrealized gain (loss)
      on investments ........................     1,401,427   (2,161,944)   1,451,374     (592,063)
   Reinvested capital gains .................            --           --           --           --
                                                -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     2,429,115     (752,532)   1,566,382     (335,739)
                                                -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners .......................       821,810    1,038,398    1,197,892    1,495,775
   Transfers between funds
      (including fixed account), net
      (note 3) ..............................       (11,679)    (362,121)    (354,046)    (354,886)
   Redemptions ..............................      (625,431)    (767,789)    (965,934)  (1,362,168)
   Annuity benefits .........................            --           --           --           --
   Annual contract maintenance charges
      (note 2) ..............................       (21,122)     (20,075)     (22,917)     (27,892)
   Contingent deferred sales charges
      (note 2) ..............................        (7,268)     (11,127)      (7,710)     (18,242)
   Adjustments to maintain reserves .........         5,291        5,142        2,382         (882)
                                                -----------   ----------   ----------   ----------
         Net equity transactions ............       161,601     (117,572)    (150,333)    (268,295)
                                                -----------   ----------   ----------   ----------

Net change in contract owners' equity .......     2,590,716     (870,104)   1,416,049     (604,034)
Contract owners' equity beginning
   of period ................................    14,620,906   15,194,559   22,491,500   29,059,692
                                                -----------   ----------   ----------   ----------
Contract owners' equity end of period .......   $17,211,622   14,324,455   23,907,549   28,455,658
                                                ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ..........................     1,384,552    1,468,701    1,693,638    1,762,526
                                                -----------   ----------   ----------   ----------
   Units purchased ..........................        22,612      130,252      108,674      106,223
   Units redeemed ...........................        (7,844)    (141,730)    (119,864)    (121,932)
                                                -----------   ----------   ----------   ----------
   Ending units .............................     1,399,320    1,457,223    1,682,448    1,746,817
                                                ===========   ==========   ==========   ==========

                                                   GVITFHiInc              GVITGvtBd
                                                -----------------   -----------------------
                                                 2003      2002        2003         2002
                                                -------   -------   ----------   ----------
Investment activity:
   Net investment income (loss) .............    23,852    20,166      793,153      919,876
   Realized gain (loss) on investments ......    (7,646)   (4,712)     322,744      270,596
   Change in unrealized gain (loss)
      on investments ........................    76,041   (22,514)     282,290      700,582
   Reinvested capital gains .................        --        --       77,508       54,656
                                                -------   -------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................    92,247    (7,060)   1,475,695    1,945,710
                                                -------   -------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners .......................    43,968    30,015    1,295,482    1,146,754
   Transfers between funds
      (including fixed account), net
      (note 3) ..............................   236,758    75,158      786,911      507,077
   Redemptions ..............................   (80,167)  (64,160)  (3,973,024)  (4,762,229)
   Annuity benefits .........................        --        --       (2,540)      (6,659)
   Annual contract maintenance charges
      (note 2) ..............................      (839)     (779)     (54,990)     (52,271)
   Contingent deferred sales charges
      (note 2) ..............................    (2,035)     (622)     (20,942)     (20,686)
   Adjustments to maintain reserves .........         8      (228)     (32,089)       2,020
                                                -------   -------   ----------   ----------
         Net equity transactions ............   197,693    39,384   (2,001,192)  (3,185,994)
                                                -------   -------   ----------   ----------

Net change in contract owners' equity .......   289,940    32,324     (525,497)  (1,240,284)
Contract owners' equity beginning
   of period ................................   650,344   558,363   59,635,438   57,612,543
                                                -------   -------   ----------   ----------
Contract owners' equity end of period .......   940,284   590,687   59,109,941   56,372,259
                                                =======   =======   ==========   ==========

CHANGES IN UNITS:
   Beginning units ..........................    63,140    55,237    1,370,302    1,449,376
                                                -------   -------   ----------   ----------
   Units purchased ..........................    21,921     5,202       40,970      697,671
   Units redeemed ...........................    (4,002)   (1,429)     (84,604)  (1,849,097)
                                                -------   -------   ----------   ----------
   Ending units .............................    81,059    59,010    1,326,668      297,950
                                                =======   =======   ==========   ==========

                                                                     (Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                        GVITGrowth                 GVITMyMkt
                                                ------------------------   -----------------------
                                                   2003          2002         2003         2002
                                                -----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) .............   $   (49,793)     (87,062)     (57,403)      (4,629)
   Realized gain (loss) on investments ......    (1,672,463)  (3,925,005)          --           --
   Change in unrealized gain (loss)
      on investments ........................     2,768,850    1,473,088           --           --
   Reinvested capital gains .................            --           --           --           --
                                                -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     1,046,594   (2,538,979)     (57,403)      (4,629)
                                                -----------   ----------   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners .......................       122,862      152,783      533,975      692,345
   Transfers between funds
      (including fixed account), net
      (note 3) ..............................       (35,758)    (399,072)     (71,939)     236,984
   Redemptions ..............................      (460,642)    (927,739)  (2,757,236)  (3,863,919)
   Annuity benefits .........................        (1,045)      (1,510)      (1,076)      (1,116)
   Annual contract maintenance charges
      (note 2) ..............................       (12,001)     (15,437)     (21,069)     (22,916)
   Contingent deferred sales charges
      (note 2) ..............................        (1,020)      (3,290)     (11,240)     (26,275)
   Adjustments to maintain reserves .........           311         (568)        (457)       2,154
                                                -----------   ----------   ----------   ----------
         Net equity transactions ............      (387,293)  (1,194,833)  (2,329,042)  (2,982,743)
                                                -----------   ----------   ----------   ----------

Net change in contract owners' equity .......       659,301   (3,733,812)  (2,386,445)  (2,987,372)
Contract owners' equity beginning
   of period ................................     7,649,043   14,981,893   22,064,711   26,585,975
                                                -----------   ----------   ----------   ----------
Contract owners' equity end of period .......   $ 8,308,344   11,248,081   19,678,266   23,598,603
                                                ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ..........................       669,648      923,014      893,397    1,074,779
                                                -----------   ----------   ----------   ----------
   Units purchased ..........................        35,967       17,367       99,615      404,866
   Units redeemed ...........................       (69,148)     (98,526)    (193,521)  (1,298,478)
                                                -----------   ----------   ----------   ----------
   Ending units .............................       636,467      841,855      799,491      181,167
                                                ===========   ==========   ==========   ==========

                                                        GVITNWFund                 JanIntGr
                                                -------------------------   -----------------------
                                                    2003          2002         2003         2002
                                                -----------   -----------   ----------   ----------
Investment activity:
   Net investment income (loss) .............      (376,717)     (655,842)      40,545      (29,051)
   Realized gain (loss) on investments ......   (10,102,798)   (6,059,005)    (304,569)     (33,616)
   Change in unrealized gain (loss)
      on investments ........................    26,433,534    (6,069,825)     841,886   (1,880,192)
   Reinvested capital gains .................            --            --           --           --
                                                -----------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................    15,954,019   (12,784,672)     577,862   (1,942,859)
                                                -----------   -----------   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners .......................     2,873,962     3,840,586      723,762    1,035,578
   Transfers between funds
      (including fixed account), net
      (note 3) ..............................    (2,311,417)   (1,176,576)    (570,722)    (609,513)
   Redemptions ..............................    (8,387,211)  (12,305,158)    (524,481)    (769,690)
   Annuity benefits .........................       (24,244)      (32,465)          --           --
   Annual contract maintenance charges
      (note 2) ..............................      (165,038)     (197,168)     (10,341)     (13,426)
   Contingent deferred sales charges
      (note 2) ..............................       (34,241)      (71,947)      (4,987)     (10,185)
   Adjustments to maintain reserves .........        (6,838)        2,257       (7,594)      (3,799)
                                                -----------   -----------   ----------   ----------
         Net equity transactions ............    (8,055,027)   (9,940,471)    (394,363)    (371,035)
                                                -----------   -----------   ----------   ----------

Net change in contract owners' equity .......     7,898,992   (22,725,143)     183,499   (2,313,894)
Contract owners' equity beginning
   of period ................................   145,639,246   205,144,416   10,652,428   15,631,109
                                                -----------   -----------   ----------   ----------
Contract owners' equity end of period .......   153,538,238   182,419,273   10,835,927   13,317,215
                                                ===========   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ..........................     2,182,611     2,508,755    1,113,110    1,200,242
                                                -----------   -----------   ----------   ----------
   Units purchased ..........................        67,013       844,616       82,396       90,456
   Units redeemed ...........................      (187,144)   (2,831,745)    (124,764)    (120,471)
                                                -----------   -----------   ----------   ----------
   Ending units .............................     2,062,480       521,626    1,070,742    1,170,227
                                                ===========   ===========   ==========   ==========

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                        NBAMTBal                    StOpp2
                                                ------------------------   -----------------------
                                                   2003          2002         2003         2002
                                                -----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) .............   $  (122,483)     444,911     (173,822)    (228,782)
   Realized gain (loss) on investments ......      (249,167)    (150,254)    (600,158)    (244,546)
   Change in unrealized gain (loss)
      on investments ........................     1,735,513   (3,373,384)   4,931,989   (5,558,760)
   Reinvested capital gains .................            --           --           --           --
                                                -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     1,363,863   (3,078,727)   4,158,009   (6,032,088)
                                                -----------   ----------   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners .......................       626,228      871,145    1,592,593    1,940,386
   Transfers between funds
      (including fixed account), net
      (note 3) ..............................      (413,948)    (385,089)    (395,086)     555,389
   Redemptions ..............................      (925,649)  (1,700,401)  (1,204,332)  (2,134,611)
   Annuity benefits .........................           (70)         (85)          --           --
   Annual contract maintenance charges
      (note 2) ..............................       (21,345)     (25,277)     (31,246)     (38,192)
   Contingent deferred sales charges
      (note 2) ..............................        (5,250)     (10,590)     (15,336)     (29,785)
   Adjustments to maintain reserves .........         1,932       (3,802)       6,695          591
                                                -----------   ----------   ----------   ----------
         Net equity transactions ............      (738,102)  (1,254,099)     (46,712)     293,778
                                                -----------   ----------   ----------   ----------
Net change in contract owners' equity .......       625,761   (4,332,826)   4,111,297   (5,738,310)
Contract owners' equity beginning
   of period ................................    19,486,496   26,839,819   27,153,017   38,102,732
                                                -----------   ----------   ----------   ----------
Contract owners' equity end of period .......   $20,112,257   22,506,993   31,264,314   32,364,422
                                                ===========   ==========   ==========   ==========
CHANGES IN UNITS:
   Beginning units ..........................     1,104,549    1,243,885    1,668,898    1,691,257
                                                -----------   ----------   ----------   ----------
   Units purchased ..........................        38,273       44,266      365,762       19,038
   Units redeemed ...........................       (79,880)    (105,609)    (369,892)      (6,007)
                                                -----------   ----------   ----------   ----------
   Ending units .............................     1,062,942    1,182,542    1,664,768    1,704,288
                                                ===========   ==========   ==========   ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                             June 30, 2003 and 2002
                                   (UNAUDITED)

(1)  Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide Multi-Flex Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940. On August 21, 1991, the Company (the Depositor) transferred to the Account 50,000 shares of the American Century VP - American Century VP Advantage fund for which the Account was credited with 25,000 accumulation units. The value of the accumulation units purchased by the Company on August 21, 1991 was $250,000. The initial funding was redeemed in 1999.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distributions for the contracts is through Company Agents and an affiliated sales organization; however, other distributors may be utilized.

          Reinsurance - Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company
          (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a Supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses. With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

               Portfolios of the AIM Variable Insurance Funds, Inc. (AIM VIF);
                  AIM VIF - Capital Appreciation Fund - Series I Shares
                     (AIMCapAp)
                  AIM VIF - International Growth Fund - Series I Shares
                     (AIMIntEq)
                     (formerly AIM VIF - International Equity Fund - Series I Shares)

               Portfolios of the American Century Variable Portfolios, Inc.
                  (American Century VP);
                  American Century VP - Balanced Fund - Class I (ACVPBal) American Century VP - Capital Appreciation Fund - Class I
                     (ACVPCapAp)
                  American Century VP - Income & Growth Fund - Class I
                     (ACVPIncGr)

               The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

               Dreyfus Stock Index Fund - Initial Shares (DryStkIx)

               Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                  Dreyfus VIF - Appreciation Portfolio - Initial Shares
                     (DryVIFApp)
                  Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
                     (DryVIFDevLd)
                  Dreyfus VIF - Quality Bond Portfolio - Initial Shares
                     (DryVIFQualBd)
                  Dreyfus VIF - Small Cap Portfolio - Initial Shares
                     (DryVIFSmCap)*

               Portfolios of the Fidelity(R) Variable Insurance Products
                  Fund (Fidelity(R) VIP);
                  Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
                     (FidVIPEI)
                  Fidelity(R) VIP - High Income Portfolio - Initial Class
                     (FidVIPHI)

               Portfolio of the Franklin Templeton Variable Insurance
                  Products Trust (Franklin Templeton VIP);
                  Franklin Templeton VIP - Templeton Foreign Securities Fund -
                     Class I (FrVIPForSec)

               Portfolios of the Gartmore Variable Insurance Trust
                  (Gartmore GVIT)
               (formerly Nationwide(R) Separate Account Trust)(managed for a fee by an affiliated investment advisor);
                  Gartmore GVIT Federated High Income Bond Fund - Class I
                     (GVITFHiInc)
                  Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Growth Fund - Class I (formerly Capital
                     Appreciation Fund) (GVITGrowth)
                  Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
                  Gartmore GVIT Nationwide(R) Fund - Class I (GVITNWFund)
                     (formerly Gartmore GVIT Total Return Fund - Class I)

               Portfolio of the Janus Aspen Series (Janus AS);
                  Janus AS - International Growth Portfolio - Institutional Shares (JanIntGr)

               Portfolio of the Neuberger Berman Advisers Management Trust
                  (Neuberger Berman AMT);
                  Neuberger Berman AMT - Balanced Portfolio(R)(NBAMTBal)

               Strong Opportunity Fund II, Inc.(StOpp2)

               *At June 30, 2003, contract owners have not invested in this fund.

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2003. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                                                     (Continued)

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

     (g)  Reclassifications

          Certain amounts in the 2001 financial statements have been reclassified to conform to the 2002 presentation.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge. For contracts issued prior to February 1, 1989, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For contracts issued on or after February 1, 1989, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered. This charge declines 1% per year to 0% after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; and (b) for contracts issued prior to February 1, 1989, a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively; for contracts issued on or after February 1, 1989, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively; for NEA Valuebuilder Annuity contracts issued before November 3, 1997, or in states which have not approved the applicable contract modifications, a mortality and expense risk charge and an administrative charge assessed through the daily unit value calculation equal to an annual rate of 1.25% and .05%, respectively; for NEA Valuebuilder Annuity contracts issued on or after the later of November 3, 1997, or the date on which state insurance authorities approve corresponding contract modifications, an actuarial risk charge assessed through the daily unit value calculation equal to an annual rate of 1.30%. No charges were deducted from the initial funding, or from earnings thereon.

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the six month periods ended June 30, 2003 and 2002, total transfers to the Account from the fixed account were $41,712,788 and $547,386, respectively, and total transfers from the Account to the fixed account were $2,419,109 and $1,477,814, respectively. Transfers from the Account to the fixed account, and transfers to the Account from the fixed account are included in transfers between funds (including fixed account), net, on the accompanying Statements of Changes in Contract Owners' Equity.

(4)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the period indicated, and the contract expense rate and total return for each six month period ended June 30 for the year indicated. The Account includes contracts administered by Security Benefit Life Insurance Company under a reinsurance agreement discussed in note 1.

                                                   Contract                                             Investment
                                                    Expense                  Unit         Contract        Income       Total
                                                     Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                   --------   ---------   ----------   --------------   ----------   ---------
     AIM VIF - Capital Appreciation Fund - Series I Shares
        2003 ...................................     1.30%        6,504   $ 8.782157    $    57,119        0.00%       10.66%
                                                     1.30%      427,926     8.780000      3,757,190        0.00%       10.66%
        2002 ...................................     1.30%      466,950     9.060058      4,230,597        0.00%      -14.73%
        2001 ...................................     1.30%      502,353    11.754079      5,904,696        0.00%      -16.28%
        2000 ...................................     1.30%      377,676    17.167451      6,483,734        0.00%        7.53%
        1999 ...................................     1.30%      142,483    12.170899      1,734,146        0.00%        8.82%

     AIM VIF - International Growth Fund - Series I Shares
        2003 ...................................     1.30%       57,921     8.450000        489,432        0.00%        7.15%
                                                     1.30%          128     8.454791          1,082        0.00%        7.15%
        2002 ...................................     1.30%       61,958     9.479998        587,365        0.00%       -0.04%
        2001 ...................................     1.30%       63,252    10.682100        675,668        0.00%      -14.97%
        2000 ...................................     1.30%       52,524    15.316137        804,465        0.00%      -11.44%
        1999 ...................................     1.30%       11,390    11.725440        133,553        0.00%        3.76%

     American Century VP - Balanced Fund - Class I+
        2003 ...................................     1.30%      338,324     9.420000      3,187,012        1.58%        9.00%
                                                     1.30%      209,021     9.416227      1,968,189        1.58%        9.00%
        2002 ...................................     1.30%      589,612     9.028189      5,323,133        1.25%       -6.73%
        2001 ...................................     1.30%      640,292     9.934013      6,360,666        2.80%       -2.28%
        2000 ...................................     1.30%      405,951    20.942749      8,501,729        5.29%        0.58%
        1999 ...................................     1.30%      530,900    18.663713      9,908,566        2.79%        3.00%

     American Century VP - Capital Appreciation Fund - Class I
        2003 ...................................     1.30%      381,652    14.612763      5,576,990        0.00%        5.74%
                                                     1.30%      507,997    14.610000      7,421,836        0.00%        5.74%
        2002 ...................................     1.30%      985,213    15.868128     15,633,490        0.00%      -10.71%
        2001 ...................................     1.30%    1,137,419    21.321640     24,251,642        0.00%      -14.81%
        2000 ...................................     1.30%    1,399,036    27.124399     37,948,011        0.00%       16.63%
        1999 ...................................     1.30%    1,504,841    16.516179     24,854,224        0.00%       15.33%

     American Century VP - Income & Growth Fund - Class I
        2003 ...................................     1.30%        5,628    10.726435         60,368        0.03%       11.30%
                                                     1.30%      565,619    10.730000      6,069,092        0.03%       11.30%
        2002 ...................................     1.30%      610,969    10.790022      6,592,374        0.98%      -10.88%
        2001 ...................................     1.30%      628,490    12.794725      8,041,351        0.84%       -4.44%
        2000 ...................................     1.30%      616,299    14.537853      8,959,664        0.54%       -4.20%
        1999 ...................................     1.30%      571,832    14.206441      8,123,697        0.02%        9.05%

                                                                     (Continued)

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

                                                   Contract                                             Investment
                                                    Expense                  Unit         Contract        Income       Total
                                                     Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                   --------   ---------   ----------   --------------   ----------   ---------
     Dreyfus Socially Responsible Growth Fund, Inc., The
        2003 ...................................     1.30%    1,594,433    17.090000      27,248,860       0.00%        9.56%
                                                     1.30%       15,934    17.094590         272,385       0.00%        9.56%
        2002 ...................................     1.30%    1,737,699    18.319997      31,834,633       0.01%      -17.66%
        2001 ...................................     1.30%    1,866,851    24.844163      46,380,347       0.01%      -14.68%
        2000 ...................................     1.30%    1,926,375    33.782253      65,077,288       0.01%        1.88%
        1999 ...................................     1.30%    1,734,639    28.936182      50,193,830       0.00%       12.05%

     Dreyfus Stock Index Fund, Inc. - Initial Shares
        2003 ...................................     1.30%    2,667,533    21.770000      58,072,193       0.16%       10.92%
                                                     1.30%      362,804    21.773870       7,899,647       0.16%       10.92%
        2002 ...................................     1.30%    3,176,527    22.060490      70,075,731       0.45%      -13.88%
        2001 ...................................     1.30%    3,286,665    27.359190      89,920,481       0.51%       -7.44%
        2000 ...................................     1.30%    3,514,551    32.615212     114,627,825       0.46%       -1.19%
        1999 ...................................     1.30%    3,707,790    30.896018     114,555,947       0.57%       11.42%

     Dreyfus VIF - Appreciation Portfolio - Initial Shares
        2003 ...................................     1.30%      815,721    11.270000       9,193,176       0.00%        7.80%
                                                     1.30%        6,633    11.265613          74,725       0.00%        7.80%
        2002 ...................................     1.30%      811,330    11.530024       9,354,651       0.01%       -9.27%
        2001 ...................................     1.30%      758,204    13.228287      10,029,735       0.01%       -6.87%
        2000 ...................................     1.30%      833,967    14.791683      12,335,775       0.01%        2.12%
        1999 ...................................     1.30%      841,368    14.063906      11,832,921       0.01%        6.82%

     Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
        2003 ...................................     1.30%       32,721    18.579667         607,945       0.00%       10.37%
                                                     1.30%    3,745,434    18.580000      69,590,164       0.00%       10.37%
        2002 ...................................     1.30%    3,981,892    20.350001      81,031,507       0.03%       -3.50%
        2001 ...................................     1.30%    4,118,999    21.584874      88,327,867       0.19%       -5.16%
        2000 ...................................     1.30%    4,081,519    23.191947      94,658,372       0.06%       13.96%
        1999 ...................................     1.30%    4,200,522    18.687864      78,498,784       0.07%       11.62%

     Dreyfus VIF - Quality Bond Portfolio - Initial Shares
        2003 ...................................     1.30%        5,203    15.215988          79,169       0.02%        4.25%
                                                     1.30%      750,104    15.220000      11,416,583       0.02%        4.25%
        2002 ...................................     1.30%      747,919    13.960002      10,440,956       2.09%        7.30%
        2001 ...................................     1.30%      582,816    13.557993       7,901,810       2.45%        4.04%
        2000 ...................................     1.30%      514,843    12.210856       6,286,674       2.47%        2.84%
        1999 ...................................     1.30%      557,971    11.755879       6,559,439       2.23%       -2.10%

     Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
        2003 ...................................     1.30%    3,140,153    21.510000      67,544,691       0.51%        9.99%
                                                     1.30%      558,554    21.510450      12,014,748       0.51%        9.99%
        2002 ...................................     1.30%    4,025,577    22.249349      89,566,468       1.13%       -6.75%
        2001 ...................................     1.30%    4,333,172    25.040516     108,504,852       1.69%       -1.55%
        2000 ...................................     1.30%    5,028,613    22.981645     115,565,799       1.75%       -3.30%
        1999 ...................................     1.30%    6,193,955    25.356511     157,057,088       1.44%       11.97%

                                                   Contract                                             Investment
                                                   Expense                   Unit         Contract        Income       Total
                                                     Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                   --------   ---------   ----------   --------------   ----------   ---------
     Fidelity(R) VIP - High Income Portfolio - Initial Class
        2003 ...................................     1.30%       11,062    12.298796        136,049        0.13%       16.44%
                                                     1.30%    1,388,258    12.300000     17,075,573        0.13%       16.44%
        2002 ...................................     1.30%    1,457,223     9.829969     14,324,454       10.51%       -5.02%
        2001 ...................................     1.30%    1,523,211    10.950679     16,680,190       12.10%       -7.79%
        2000 ...................................     1.30%    1,563,304    14.671648     22,936,246        6.84%       -5.46%
        1999 ...................................     1.30%    1,677,364    15.594567     26,157,765        8.99%        7.27%

     Franklin Templeton VIP - Templeton Foreign Securities Fund - Class I
        2003 ...................................     1.30%       10,846    14.206664        154,085        0.03%        7.00%
                                                     1.30%    1,671,602    14.210000     23,753,464        0.03%        7.00%
        2002 ...................................     1.30%    1,746,817    16.290003     28,455,658        1.61%       -1.20%
        2001 ...................................     1.30%    1,819,478    18.026197     32,798,276        2.87%       -9.09%
        2000 ...................................     1.30%    1,899,179    20.522060     38,975,066        1.96%       -0.08%
        1999 ...................................     1.30%    2,024,537    18.443987     37,340,534        2.64%        9.57%

     Gartmore GVIT Federated High Income Bond Fund - Class I
        2003 ...................................     1.30%          160    11.599319          1,856        0.02%       12.63%
                                                     1.30%       80,899    11.600000        938,428        0.02%       12.63%
        2002 ...................................     1.30%       59,010    10.010004        590,687        4.13%       -0.93%
        2001 ...................................     1.30%       43,438     9.981401        433,573        5.47%        1.56%
        2000 ...................................     1.30%       27,594    10.623098        293,134        4.63%       -2.14%
        1999 ...................................     1.30%       32,610    10.879685        354,786        4.17%        2.08%

     Gartmore GVIT Government Bond Fund - Class I
      Tax qualified
        2003 ...................................     1.30%      501,695    44.540000     22,345,495        1.50%        2.46%
                                                     1.30%      550,976    44.537355     24,539,014        1.50%        2.46%
        2002 ...................................     1.30%    1,072,039    41.078079     44,037,296        0.86%        3.52%
        2001 ...................................     1.30%    1,121,197    38.148518     42,772,023        2.47%        1.76%
        2000 ...................................     1.30%    1,295,812    34.879444     45,197,202        2.88%        3.36%
        1999 ...................................     1.30%    1,942,885    34.029647     66,115,691        2.59%       -2.81%

     Non-tax qualified
        2003 ...................................     1.30%       19,674    44.550000        876,477        1.50%        2.46%
                                                     1.30%      254,323    44.553805     11,331,057        1.50%        2.46%
        2002 ...................................     1.30%      297,950    41.091627     12,243,261        0.86%        3.52%
        2001 ...................................     1.30%      338,586    38.162607     12,921,319        2.47%        1.76%
        2000 ...................................     1.30%      463,409    34.892329     16,169,419        2.88%        3.36%
        1999 ...................................     1.30%      747,452    34.042202     25,444,912        2.59%       -2.81%

     Gartmore GVIT Growth Fund - Class I
        2003 ...................................     1.30%      632,882    13.030377      8,246,691        0.00%       14.29%
                                                     1.30%        3,585    13.030000         46,713        0.00%       14.29%
        2002 ...................................     1.30%      841,855    13.340018     11,230,357        0.00%      -17.69%
        2001 ...................................     1.30%    1,001,703    17.861046     17,891,463        0.00%      -21.84%
        2000 ...................................     1.30%    1,233,408    31.543238     38,905,682        0.17%        0.10%
        1999 ...................................     1.30%    1,907,131    34.047394     64,932,841        0.27%       11.21%

                                                                     (Continued)

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

                                                   Contract                                             Investment
                                                    Expense                  Unit         Contract        Income       Total
                                                     Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                   --------   ---------   ----------   --------------   ----------   ---------
     Gartmore GVIT Money Market Fund - Class I
      Tax qualified
        2003 ...................................     1.30%      292,299    24.210000       7,076,559       0.29%       -0.28%
                                                     1.30%      359,962    24.208726       8,714,221       0.29%       -0.28%
        2002 ...................................     1.30%      773,746    24.297239      18,799,894       0.23%       -0.03%
        2001 ...................................     1.30%      863,950    24.159238      20,872,381       2.28%        1.65%
        2000 ...................................     1.30%      948,864    23.198381      22,012,109       2.71%        2.15%
        1999 ...................................     1.30%    1,274,672    22.303916      28,430,177       2.33%        1.64%

      Non-tax qualified
        2003 ...................................     1.30%      142,479    26.303217       3,747,656       0.29%       -0.28%
                                                     1.30%        4,751    26.300000         124,951       0.29%       -0.28%
        2002 ...................................     1.30%      181,167    26.397237       4,782,312       0.23%       -0.03%
        2001 ...................................     1.30%      241,384    26.249447       6,336,202       2.28%        1.65%
        2000 ...................................     1.30%      262,981    25.205457       6,628,556       2.71%        2.15%
        1999 ...................................     1.30%      369,010    24.233606       8,942,443       2.33%        1.64%

     Gartmore GVIT Nationwide(R) Fund: Class I
      Tax qualified
        2003 ...................................     1.30%      652,061    74.750000      48,741,560       0.30%       11.55%
                                                     1.30%      988,902    74.746441      73,916,905       0.30%       11.55%
        2002 ...................................     1.30%    1,866,059    76.747618     143,215,580       0.11%       -6.57%
        2001 ...................................     1.30%    2,092,898    86.376227     180,776,602       0.36%       -8.49%
        2000 ...................................     1.30%    2,610,425   100.328103     261,898,988       0.25%        2.69%
        1999 ...................................     1.30%    3,725,974   101.844530     379,470,071       0.38%       10.03%

      Non-tax qualified
        2003 ...................................     1.30%       17,281    72.600000       1,254,601       0.30%       11.55%
                                                     1.30%      404,236    72.596501      29,346,119       0.30%       11.55%
        2002 ...................................     1.30%      521,626    74.538779      38,881,364       0.11%       -6.57%
        2001 ...................................     1.30%      617,429    83.891787      51,797,201       0.36%       -8.49%
        2000 ...................................     1.30%      855,983    97.442368      83,409,010       0.25%        2.69%
        1999 ...................................     1.30%    1,277,677    98.915179     126,381,649       0.38%       10.03%

     Janus AS - International Growth Portfolio - Institutional Shares
        2003 ...................................     1.30%    1,061,836    10.120000      10,745,780       0.02%        5.82%
                                                     1.30%        8,906    10.122023          90,147       0.02%        5.82%
        2002 ...................................     1.30%    1,170,227    11.380024      13,317,215       0.42%      -12.59%
        2001 ...................................     1.30%    1,229,531    14.442678      17,757,726       0.60%      -15.98%
        2000 ...................................     1.30%    1,177,901    21.180756      24,948,834       0.32%        2.23%
        1999 ...................................     1.30%      480,488    12.592749       6,050,665       0.31%        9.35%

     Neuberger Berman AMT - Balanced Portfolio(R)
        2003 ...................................     1.30%      335,224    18.920558       6,342,625       0.00%        7.24%
                                                     1.30%      727,718    18.920000      13,768,425       0.00%        7.24%
        2002 ...................................     1.30%    1,182,542    19.031590      22,505,651       1.31%      -11.78%
        2001 ...................................     1.30%    1,327,582    22.799213      30,267,836       1.77%       -9.65%
        2000 ...................................     1.30%    1,679,604    29.352154      49,299,995       1.71%        9.59%
        1999 ...................................     1.30%    2,058,691    20.622941      42,456,263       1.66%        1.51%

                                                   Contract                                             Investment
                                                   Expense                   Unit         Contract        Income       Total
                                                     Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                   --------   ---------   ----------   --------------   ----------   ---------
     Strong Opportunity Fund II, Inc.
        2003 ...................................     1.30%       17,729    18.778385          332,922      0.00%       15.40%
                                                     1.30%    1,647,039    18.780000       30,931,392      0.00%       15.40%
        2002 ...................................     1.30%    1,704,288    18.989997       32,364,421      0.00%      -15.71%
        2001 ...................................     1.30%    1,686,425    23.561336       39,734,424      0.22%       -0.61%
        2000 ...................................     1.30%    1,640,289    23.296864       38,213,590      0.00%        3.40%
        1999 ...................................     1.30%    1,418,727    20.122292       28,548,039      0.00%       18.93%
                                                                                       --------------

     2003 Reserves for annuity contracts in payout phase: ..........................          355,407
                                                                                       --------------
     2003 Contract owners' equity ..................................................   $  637,536,768
                                                                                       ==============

     2002 Reserves for annuity contracts in payout phase: ..........................          482,797
                                                                                       --------------
     2002 Contract owners' equity ..................................................   $  709,901,852
                                                                                       ==============

     2001 Reserves for annuity contracts in payout phase: ..........................          614,481
                                                                                       --------------
     2001 Contract owners' equity ..................................................   $  867,952,812
                                                                                       ==============

     2000 Reserves for annuity contracts in payout phase: ..........................          821,916
                                                                                       --------------
     2000 Contract owners' equity ..................................................   $1,120,959,083
                                                                                       ==============

     1999 Reserves for annuity contracts in payout phase: ..........................          741,875
                                                                                       --------------
     1999 Contract owners' equity ..................................................   $1,304,819,906
                                                                                       ==============

* This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the six month period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the six month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

+ Under a substitution order effective in 2000, the American Century VP - Balanced Fund - Class I was substituted for the American Century VP - Advantage Portfolio. The financial highlights present data for the American Century VP - Advantage Portfolio through 1999 and American Century VP - Balanced Fund - Class I data thereafter.

--------------------------------------------------------------------------------

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